SHARE REPURCHASE	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE [Abstract]
STOCK REPURCHASE
18.	SHARE REPURCHASE

On September 30, 2011, the Board of Directors authorized to purchase the ADSs on the open market (the "2011 Purchase Plan"). The number of ADSs to be purchased under the 2011 Purchase Plan shall not exceed 5,000,000 ADSs. The aggregate value of ADSs to be purchased under the 2011 Purchase Plan shall not exceed $15,000,000. During 2011, the Company repurchased 607,478 ADSs for a total consideration of $2,748,579. 500,000 ADSs repurchased by the Company were cancelled during 2011, and the remaining ADSs were cancelled in March 2012. During 2012, the Company repurchased 1,746,059 ADSs for a total consideration of $12,518,624. All such ADSs repurchased by the Company were cancelled during 2012.

On October 26, 2012, the Board of Directors authorized to purchase the ADSs on the open market (the "2012 Purchase Plan"). The aggregate value of ADSs to be purchased under the 2012 Purchase Plan shall not exceed $20,000,000 and the number of ADSs to be pruchased shall not exceed 5,000,000 ADSs. During 2012, the Company repurchased 362,807 ADSs for a total consideration of $2,071,731. No ADSs repurchased by the Company under the 2012 Purchase Plan were cancelled during 2012.